Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000219258 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short Duration High Yield Muni Active ETF
Class Name	iShares Short Duration High Yield Muni Active ETF
Trading Symbol	SHYM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short Duration High Yield Muni Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration High Yield Muni Active ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 4.85%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 5.27%, and the Bloomberg Custom Blend Muni Index returned 5.05%.
What contributed to performance?
At the sector level, industrial development revenue, corporate municipal, education, and healthcare issues were the leading contributors to absolute performance. Holdings in high yield and not-rated securities made the largest contribution from a credit perspective, followed by those rated BBB and A.
The Fund further benefited from its holdings in higher income-producing bonds, led by those with coupons of 5% and above.
In terms of yield curve positioning, holdings in the 5- to 10-year maturity range made the largest contribution, followed by the 15- to 20-year and 10- to 15-year segments.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, there were only a limited number of detractors. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The Fund had a higher-than-normal cash balance on July 31 due to a sizable inflow that occurred late in the period. The elevated cash position did not reflect a defensive posture.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 16, 2021 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.85%	0.45%	1.82%
Bloomberg Municipal Bond Index	5.27	0.51	0.86
Bloomberg Custom Blend Muni Index	5.05	N/A	N/A

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 802,733,023
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 1,711,747
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$802,733,023
Number of Portfolio Holdings	503
Net Investment Advisory Fees	$1,711,747
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.0	%(b)
AA/Aa	9.6%
A	14.0%
BBB/Baa	9.9%
BB/Ba	14.3%
B	4.8%
CCC/Caa	0.1%
N/R	47.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth of Puerto Rico Notes, 0.00%, 11/01/51	2.0%
Black Belt Energy Gas District, RB, 5.00%, 12/01/31	1.6%
City of Atlanta GA Water & Wastewater Revenue, RB, 5.00%, 11/01/32	1.5%
Black Belt Energy Gas District, RB, 5.00%, 12/01/34	1.4%
City & County of Denver Colorado, RB, AMT, 5.00%, 10/01/32	1.3%
Metropolitan Pier & Exposition Authority, RB, 4.00%, 12/15/42	1.3%
New York Transportation Development Corp., RB, AMT, 5.25%, 08/01/31	1.3%
Black Belt Energy Gas District, RB, 5.00%, 07/01/33	1.1%
Kentucky Public Energy Authority, RB, 5.00%, 12/01/33	1.1%
Philadelphia Authority for Industrial Development, RB, 5.50%, 12/01/58	1.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Commonwealth of Puerto Rico Notes, 0.00%, 11/01/51	2.0%
Black Belt Energy Gas District, RB, 5.00%, 12/01/31	1.6%
City of Atlanta GA Water & Wastewater Revenue, RB, 5.00%, 11/01/32	1.5%
Black Belt Energy Gas District, RB, 5.00%, 12/01/34	1.4%
City & County of Denver Colorado, RB, AMT, 5.00%, 10/01/32	1.3%
Metropolitan Pier & Exposition Authority, RB, 4.00%, 12/15/42	1.3%
New York Transportation Development Corp., RB, AMT, 5.25%, 08/01/31	1.3%
Black Belt Energy Gas District, RB, 5.00%, 07/01/33	1.1%
Kentucky Public Energy Authority, RB, 5.00%, 12/01/33	1.1%
Philadelphia Authority for Industrial Development, RB, 5.50%, 12/01/58	1.1%
(a)Excludes money market funds.
C000225367 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Muni Income Active ETF
Class Name	iShares Intermediate Muni Income Active ETF
Trading Symbol	INMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 5.19%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 5.27%, the Bloomberg Municipal 3-10 Year Index returned 2.49% and the Bloomberg Custom Blend Benchmark returned 3.86%.
What contributed to performance?
The Fund’s total return reflects contributions from both income and positive price performance.
The municipal curve flattened, with front-end yields higher and intermediate-to-long maturity yields lower over the year. As a result, curve positioning had the largest positive impact on the Fund’s absolute return. The Fund was overweight 10-20 year maturities, the steepest part of the municipal curve. Holdings in lower-rated bonds further contributed to results at a time of tightening credit spreads. At the sector level, healthcare, transportation, and pre-paid gas issues made the largest contributions to the Fund’s return.
What detracted from performance?
At a time of robust returns for the Fund and the broader market, all segments of the portfolio contributed positively. However, a few specific holdings detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 16, 2021 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.19%	1.37%	1.87%
Bloomberg Municipal Bond Index	5.27	0.51	0.86
Bloomberg Municipal 3-10 Year Index	2.49	0.82	0.99
Bloomberg Custom Blend Benchmark	3.86	1.03	1.28

Performance Inception Date	Mar. 16, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 538,950,846
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 942,507
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$538,950,846
Number of Portfolio Holdings	458
Net Investment Advisory Fees	$942,507
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	16.1%
AA/Aa	47.9%
A	26.1%
BBB/Baa	5.3%
BB/Ba	1.1%
B	0.1%
N/R	3.4%
Ten largest holdings
Security	Percent of Total Investments(a)
State of Connecticut Special Tax Revenue, RB, 5.00%, 07/01/39	1.1%
Commonwealth of Pennsylvania, GO, 5.00%, 04/01/42	1.0%
Port of Portland OR Airport Revenue, RB, 5.25%, 07/01/42	1.0%
State of Connecticut, GO, 5.00%, 08/15/38	0.9%
Black Belt Energy Gas District, RB, 5.00%, 03/01/55	0.9%
State of Washington, GO, 5.00%, 02/01/40	0.8%
California Community Choice Financing Authority, RB, 5.00%, 10/01/56	0.8%
Massachusetts Clean Water Trust (The), RB, 5.00%, 02/01/43	0.8%
Minnesota Housing Finance Agency, RB, 6.00%, 01/01/53	0.8%
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28	0.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
State of Connecticut Special Tax Revenue, RB, 5.00%, 07/01/39	1.1%
Commonwealth of Pennsylvania, GO, 5.00%, 04/01/42	1.0%
Port of Portland OR Airport Revenue, RB, 5.25%, 07/01/42	1.0%
State of Connecticut, GO, 5.00%, 08/15/38	0.9%
Black Belt Energy Gas District, RB, 5.00%, 03/01/55	0.9%
State of Washington, GO, 5.00%, 02/01/40	0.8%
California Community Choice Financing Authority, RB, 5.00%, 10/01/56	0.8%
Massachusetts Clean Water Trust (The), RB, 5.00%, 02/01/43	0.8%
Minnesota Housing Finance Agency, RB, 6.00%, 01/01/53	0.8%
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28	0.8%
(a)Excludes money market funds.
C000238207 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Loan Active ETF
Class Name	iShares Floating Rate Loan Active ETF
Trading Symbol	BRLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 4.20%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%, and the Morningstar LSTA Leveraged Loan Index returned 4.28%.
What contributed to performance?
The Fund’s core allocation to individual bank loans was the primary contributor to the Fund’s return. The overall bank loan market experienced positive performance over the period, returning 4.28%. Exposure to bank loans via indexed products also contributed positively to performance, along with holdings of both high yield and investment grade corporate bonds. In terms of credit categories, issues rated BB led positive contributions, followed by those rated B2 and B3. In sector terms, holdings within property & casualty insurance, diversified manufacturing, and media & entertainment proved most additive.
What detracted from performance?
Holdings of issues rated CCC or lower detracted as this segment of the loans market performed poorly over the period. In sector terms, exposure to both aerospace & defense and cable & satellite weighed on return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 4, 2022 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.20%	8.01%
Bloomberg U.S. Universal Index	3.02	4.25
Morningstar LSTA Leveraged Loan Index	4.28	8.42

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 53,664,739
Holdings Count | Holding	452
Advisory Fees Paid, Amount	$ 305,317
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,664,739
Number of Portfolio Holdings	452
Net Investment Advisory Fees	$305,317
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.0	%(b)
BBB/Baa	10.2%
BB/Ba	31.9%
B	51.5%
CCC/Caa	2.5%
N/R	3.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	44.4%
5-10 Years	55.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000239899 [Member]
Shareholder Report [Line Items]
Fund Name	iShares AAA CLO Active ETF
Class Name	iShares AAA CLO Active ETF
Trading Symbol	CLOA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 5.03%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%, and the JP Morgan CLOIE AAA Index returned 5.03%.
What contributed to performance?
Firm demand for senior floating-rate CLO debt supported carry and price stability for portfolio holdings, while greater dispersion in the underlying loan market increased the value of manager and collateral selection. Selected software issuers and borrowers with nearer-term refinancing needs were pressured, favoring higher-quality collateral pools, stronger structural protections, and liquid senior tranches.
The Fund’s core allocation to AAA-rated CLO tranches was the principal positive contributor, while small exposures to AA and A-rated tranches added marginally, along with cash and derivatives positions. No rating category detracted from total return. Base-rate carry and spread income drove most of the return. In factor terms, quality and risk reduction were the most important performance drivers, with relative value also adding to performance through selection across managers, structure, and vintages.
What detracted from performance?
While there were no material detractors for the period, positioning with respect to portfolio duration (and corresponding interest rate sensitivity) had a marginally negative impact on performance, although this was more than offset by positioning along the yield curve. The rolldown effect as issues approach maturity and move toward par value also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 10, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.03%	6.80%
Bloomberg U.S. Universal Index	3.02	3.77
JP Morgan CLOIE AAA Index	5.03	6.67

Performance Inception Date	Jan. 10, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,213,607,281
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 3,244,918
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,213,607,281
Number of Portfolio Holdings	415
Net Investment Advisory Fees	$3,244,918
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	3.5%
10-15 Years	96.2%
Ten largest holdings
Security	Percent of Total Investments(a)
TPG CLO Ltd., Series 2025-2A, Class A1, 5.00%, 01/21/39	0.9%
AB BSL CLO 7 Ltd., Series 2025-7A, Class A1, 4.98%, 01/15/39	0.9%
Elmwood CLO 28 Ltd., Series 2024-4A, Class AR, 4.97%, 04/17/37	0.9%
KKR CLO 67 Ltd., Series 2026-67A, Class A, 5.00%, 07/15/39	0.9%
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, 4.95%, 04/15/38	0.9%
Ares Loan Funding I Ltd., Series 2021-ALFA, Class AR, 4.92%, 04/15/39	0.9%
Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, 4.96%, 04/16/39	0.9%
KKR CLO 43 Ltd., Series 2022-43A, Class A1R2, 4.85%, 04/15/38	0.9%
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, 4.93%, 03/31/38	0.9%
Carlyle U.S. CLO Ltd., Series 2022-3A, Class A1R2, 4.89%, 04/20/39	0.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
TPG CLO Ltd., Series 2025-2A, Class A1, 5.00%, 01/21/39	0.9%
AB BSL CLO 7 Ltd., Series 2025-7A, Class A1, 4.98%, 01/15/39	0.9%
Elmwood CLO 28 Ltd., Series 2024-4A, Class AR, 4.97%, 04/17/37	0.9%
KKR CLO 67 Ltd., Series 2026-67A, Class A, 5.00%, 07/15/39	0.9%
1988 CLO 2 Ltd., Series 2023-2A, Class A1R, 4.95%, 04/15/38	0.9%
Ares Loan Funding I Ltd., Series 2021-ALFA, Class AR, 4.92%, 04/15/39	0.9%
Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, 4.96%, 04/16/39	0.9%
KKR CLO 43 Ltd., Series 2022-43A, Class A1R2, 4.85%, 04/15/38	0.9%
New Mountain CLO 7 Ltd., Series CLO-7A, Class A1, 4.93%, 03/31/38	0.9%
Carlyle U.S. CLO Ltd., Series 2022-3A, Class A1R2, 4.89%, 04/20/39	0.8%
(a)	Excludes money market funds.

C000242803 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Flexible Income Active ETF
Class Name	iShares Flexible Income Active ETF
Trading Symbol	BINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 4.40%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%.
What contributed to performance?
Holdings in securitized credit, including commercial mortgage-backed securities, collateralized loan obligations, asset-backed securities, and non-agency residential mortgage-backed securities were the primary contributors to performance. Positions in U.S. and European high yield bonds also contributed, as did dollar-denominated emerging market debt and agency mortgage-backed securities.
What detracted from performance?
Holdings in U.S. and European government debt hurt results, as yields rose during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 19, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.40%	6.94%
Bloomberg U.S. Universal Index	3.02	4.12

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,118,472,821
Holdings Count | Holding	4,653
Advisory Fees Paid, Amount	$ 58,829,103
Investment Company Portfolio Turnover	389.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,118,472,821
Number of Portfolio Holdings	4,653
Net Investment Advisory Fees	$58,829,103
Portfolio Turnover Rate	389%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	34.9%
U.S. Government & Agency Obligations	23.1%
Collateralized Mortgage Obligations	18.5%
Asset-Backed Securities	13.6%
Foreign Government Obligations	13.1%
Investment Companies	2.3%
Floating Rate Loan Interests	1.9%
Convertible Bonds	0.2%
Fixed Rate Loan Interests	0.1%
Warrants	0.1%
Other^	(7.8)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	11.5%
AA/Aa	25.5%
A	6.8%
BBB/Baa	11.4%
BB/Ba	17.0%
B	11.4%
CCC/Caa	1.1%
CC/Ca	0.0	%(b)
C	0.0	%(b)
D	0.1%
N/R	15.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
^	Ten largest investment types are presented. Additional investment types are found in Other.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000242862 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term California Muni Active ETF
Class Name	iShares Short-Term California Muni Active ETF
Trading Symbol	CALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 2.32%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 5.27%, and the Bloomberg California Municipal 0-2 Year Index returned 2.31%.
What contributed to performance?
With respect to credit tiers, A rated issues made the largest contribution to performance, followed by those rated AA. At the sector level, corporate-backed and transportation issues were the top contributors. In terms of security types, holdings in municipal variable rate demand notes, commercial paper, and municipal notes made the largest contributions, respectively.
What detracted from performance?
At a time of positive returns for the California municipal market, there were no meaningful detractors from absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	2.32%	2.98%
Bloomberg Municipal Bond Index	5.27	3.16
Bloomberg California Municipal 0-2 Year Index	2.31	2.95

Performance Inception Date	Jul. 11, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 447,817,300
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 509,748
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$447,817,300
Number of Portfolio Holdings	232
Net Investment Advisory Fees	$509,748
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	6.1%
AA/Aa	67.9%
A	25.4%
BBB/Baa	0.2%
N/R	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
City of Modesto Water Revenue, COP, VRDN, 1.70%, 08/07/26	2.6%
Municipal Water District of Orange County Water Facilities Corp., COP, VRDN, 1.77%, 08/07/26	2.5%
State of California, GO, 1.50%, 08/07/26	2.2%
California Housing Finance Agency, RB, 1.50%, 08/07/26	1.8%
University of California, RB, VRDN, 2.70%, 08/03/26	1.7%
California Health Facilities Financing Authority, RB, 2.85%, 08/03/26	1.6%
Bay Area Toll Authority, RB, 2.70%, 08/03/26	1.6%
Northern California Energy Authority, RB, 5.00%, 05/01/30	1.6%
California Community Choice Financing Authority, RB, 5.00%, 11/01/30	1.5%
San Diego Public Facilities Financing Authority, RB, VRDN, 2.85%, 08/03/26	1.5%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
City of Modesto Water Revenue, COP, VRDN, 1.70%, 08/07/26	2.6%
Municipal Water District of Orange County Water Facilities Corp., COP, VRDN, 1.77%, 08/07/26	2.5%
State of California, GO, 1.50%, 08/07/26	2.2%
California Housing Finance Agency, RB, 1.50%, 08/07/26	1.8%
University of California, RB, VRDN, 2.70%, 08/03/26	1.7%
California Health Facilities Financing Authority, RB, 2.85%, 08/03/26	1.6%
Bay Area Toll Authority, RB, 2.70%, 08/03/26	1.6%
Northern California Energy Authority, RB, 5.00%, 05/01/30	1.6%
California Community Choice Financing Authority, RB, 5.00%, 11/01/30	1.5%
San Diego Public Facilities Financing Authority, RB, VRDN, 2.85%, 08/03/26	1.5%
(a)Excludes money market funds.
C000246586 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total Return Active ETF
Class Name	iShares Total Return Active ETF
Trading Symbol	BRTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 3.20%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 2.71%.
What contributed to performance?
The Fund’s holdings in agency mortgage backed-securities, structured products, U.S. investment-grade corporates, and emerging market debt were the top contributors to absolute performance.
What detracted from performance?
The Fund’s duration positioning, primarily in the United States, was the largest detractor given that U.S. rates rose during the period. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 12, 2023 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	3.20%	4.42%
Bloomberg U.S. Aggregate Bond Index	2.71	3.93

Performance Inception Date	Dec. 12, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 739,948,893
Holdings Count | Holding	2,939
Advisory Fees Paid, Amount	$ 1,776,493
Investment Company Portfolio Turnover	864.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$739,948,893
Number of Portfolio Holdings	2,939
Net Investment Advisory Fees	$1,776,493
Portfolio Turnover Rate	864%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	19.6%
AA/Aa	50.4%
A	4.8%
BBB/Baa	10.1%
BB/Ba	3.1%
B	1.3%
CCC/Caa	0.4%
CC/Ca	0.0	%(b)
C	0.1%
D	0.0	%(b)
N/R	10.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	1.4%
1-5 Years	15.1%
5-10 Years	30.1%
10-15 Years	8.7%
15-20 Years	8.6%
More than 20 Years	36.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000255648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BBB-B CLO Active ETF
Class Name	iShares BBB-B CLO Active ETF
Trading Symbol	BCLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2026, the Fund returned 6.01%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.02%, and the J.P. Morgan CLO High Quality Mezzanine Index returned 6.33%.
What contributed to performance?
The largest contributor to return was the Fund’s allocation to BBB-rated tranches, which comprised the bulk of the portfolio. Modest exposure to BB-rated tranches also contributed meaningfully, while holdings of cash and derivatives along with a small position in A-rated tranches added slightly to return. Base-rate carry and spread income drove most of the return. In factor terms, value and relative value were the most important performance drivers. Quality and risk reduction were also helpful, as the portfolio maintained limited exposure below BB and emphasized managers and structures with stronger collateral, higher market-value overcollateralization, and better downside protection.
What detracted from performance?
Positioning with respect to portfolio duration (and corresponding interest rate sensitivity) had a marginally negative impact on performance, although this was more than offset by positioning along the yield curve. The rolldown effect as issues approach maturity and move toward par value also detracted slightly. Trading effects detracted modestly as well, while exposure to unrated issues had a minimal negative impact.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 29, 2025 through July 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.01%	5.91%
Bloomberg U.S. Universal Index	3.02	4.25
J.P. Morgan CLO High Quality Mezzanine Index	6.33	6.42

Performance Inception Date	Jan. 29, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 84,187,746
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 326,904
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$84,187,746
Number of Portfolio Holdings	54
Net Investment Advisory Fees	$326,904
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	5.9%
10-15 Years	94.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Elmwood CLO 29 Ltd., Series 2024-5A, Class CR2, 5.48%, 04/20/37	6.0%
OHA Credit Partners XIV Ltd., Series 2017-14A, Class D1R, 6.58%, 07/21/37	4.8%
Palmer Square CLO Ltd., Series 2024-4A, Class D1, 6.40%, 01/15/38	4.0%
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class DR, 6.83%, 10/20/37	3.7%
Apidos CLO L, Series 2024-50A, Class D1, 6.53%, 01/20/38	3.5%
Birch Grove CLO 11 Ltd., Series 2024-11A, Class D1, 6.83%, 01/22/38	3.0%
GoldenTree Loan Management U.S. CLO 17 Ltd., Series 2023-17A, Class DR, 6.53%, 01/20/39	3.0%
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class D1, 6.48%, 10/21/38	3.0%
OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class D1, 6.43%, 07/18/38	3.0%
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class D1, 7.01%, 07/25/37	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Elmwood CLO 29 Ltd., Series 2024-5A, Class CR2, 5.48%, 04/20/37	6.0%
OHA Credit Partners XIV Ltd., Series 2017-14A, Class D1R, 6.58%, 07/21/37	4.8%
Palmer Square CLO Ltd., Series 2024-4A, Class D1, 6.40%, 01/15/38	4.0%
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class DR, 6.83%, 10/20/37	3.7%
Apidos CLO L, Series 2024-50A, Class D1, 6.53%, 01/20/38	3.5%
Birch Grove CLO 11 Ltd., Series 2024-11A, Class D1, 6.83%, 01/22/38	3.0%
GoldenTree Loan Management U.S. CLO 17 Ltd., Series 2023-17A, Class DR, 6.53%, 01/20/39	3.0%
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class D1, 6.48%, 10/21/38	3.0%
OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class D1, 6.43%, 07/18/38	3.0%
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class D1, 7.01%, 07/25/37	2.7%
(a)Excludes money market funds.